S000080054 [Member] Shareholder Fees	Sep. 30, 2025 USD ($)
DoubleLine Commercial Real Estate ETF | DoubleLine Commercial Real Estate ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0